Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 461,000.00
Previously Paid Amount	0.00
Total Fee Amount	63.66
Total Offset Amount	0.00
Net Fee	63.66
Narrative - Max Aggregate Offering Price	$ 461,000.00
Final Prospectus	true